RELATED PARTY TRANSACTIONS (Details) $ in Thousands		1 Months Ended
	Nov. 07, 2019 USD ($) item	Nov. 30, 2020 USD ($) item	Aug. 31, 2020	Oct. 23, 2020 USD ($)	May 28, 2020 USD ($)
GM
Related Party Transaction [Line Items]
Due to related parties				$ 5,900
Agreement Term			3 years
Agreement Term Qualifier Period			10 months
Percentage of market price			75.00%
GM | Convertible Note
Related Party Transaction [Line Items]
Maximum borrowing capacity					$ 10,000
GM | Note Payable
Related Party Transaction [Line Items]
Principal amount	$ 20,000
Transaction with Workhorse Group Inc
Related Party Transaction [Line Items]
Percentage ownership conveyed in connection with license agreement	10.00%
Royalty percentage	1.00%	1.00%
Prepaid Royalties		$ 4,750
Number of vehicles subject to royalty | item	200,000	200,000